COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total	¥ 1,244,670
Operating leases commitments
COMMITMENTS AND CONTINGENCIES
Total	771,354
Investment commitments
COMMITMENTS AND CONTINGENCIES
Total	240,000
Capital Commitments
COMMITMENTS AND CONTINGENCIES
Total	232,009
Purchase of services
COMMITMENTS AND CONTINGENCIES
Total	¥ 1,307